Note 3-Stockholders' Equity: Common Stock (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Details
Stock Issued During Period, Shares, Issued for Services	2,517,500
Common stock issued for services	$ 96,128	$ 626,502
Common Stock, Shares Outstanding	101,409,500	72,142,000